Business Organization, Nature of Operations and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Organization, Nature of Operations and Basis of Presentation

Note 1 – Business Organization, Nature of Operations and Basis of Presentation

Organization and Operations

Larkspur Health Acquisition Corp. (“Larkspur”), a blank-check special purpose acquisition company, was incorporated in Delaware on March 17, 2021. On December 12, 2022, Larkspur consummated the Business Combination (as defined below) with ZyVersa Therapeutics, Inc. (“Predecessor”) which was incorporated in the State of Florida on March 11, 2014 as Variant Pharmaceuticals, Inc. Pursuant to the terms of the Business Combination Agreement (the “Business Combination Agreement”) (and upon all other conditions of the Business Combination Agreement being satisfied or waived), on the date of the consummation (the “Closing Date”) of the Business Combination and transactions contemplated thereby (the “Business Combination”), Larkspur (“New Parent”) changed its name to ZyVersa Therapeutics, Inc. and the Predecessor changed its name to ZyVersa Therapeutics Operating, Inc. (the “Operating Company”) after merging with a subsidiary of the New Parent, with the Operating Company being the surviving entity, which resulted in it being incorporated in Delaware and it being a wholly-owned subsidiary of the New Parent (collectively the “Successor”). References to the “Company” or “ZyVersa” refer to the Successor for the three and six months ended June 30, 2023, and to the Predecessor for the three and six months ended June 30, 2022.

ZyVersa is a clinical stage biopharmaceutical company leveraging proprietary technologies to develop first-in-class drugs for patients with chronic renal or inflammatory diseases with high unmet medical needs. The Company’s mission is to develop drugs that optimize health outcomes and improve patients’ quality of life.

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and disclosures required by accounting principles generally accepted in the United States of America for annual financial statements. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) which are considered necessary for a fair presentation of the unaudited condensed consolidated financial statements of the Company as of June 30, 2023 and for the six months ended June 30, 2023 and 2022. The results of operations for the six months ended June 30, 2023 are not necessarily indicative of the operating results for the full year. It is suggested that these unaudited condensed consolidated financial statements be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s annual report on Form 10-K for the year ended December 31, 2022, filed with the Securities and Exchange Commission (“SEC”) on March 31, 2023.

The accompanying unaudited condensed consolidated financial statements have been derived from the accounting records of the Company and its consolidated subsidiaries. As a result of the Business Combination, for accounting purposes, Larkspur was the acquirer and Predecessor ZyVersa Therapeutics, Inc. was the acquiree and accounting predecessor. Therefore, the financial statement presentation includes the financial statements of the Predecessor for the periods prior to December 13, 2022 and the Successor for the periods including and after December 13, 2022, including the consolidation of the Operating Company. All significant intercompany balances have been eliminated in the unaudited condensed consolidated financial statements. The unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP and pursuant to the accounting rules and regulations of the SEC.

Note 1 – Business Organization, Nature of Operations and Risks and Uncertainties

Organization and Operations

Larkspur Health Acquisition Corp. (“Larkspur”), a blank-check special purpose acquisition company, was incorporated in Delaware on March 17, 2021. On December 12, 2022, Larkspur consummated the Business Combination (see Note 4 – Business Combination for additional details) with ZyVersa Therapeutics, Inc. (“Predecessor”) which was incorporated in the State of Florida on March 11, 2014 as Variant Pharmaceuticals, Inc. On the date of consummation of the Business Combination, Larkspur (“New Parent”) changed its name to ZyVersa Therapeutics, Inc. and the Predecessor changed its name to ZyVersa Therapeutics Operating, Inc. (the “Operating Company”) after merging with a subsidiary of the New Parent, with the Operating Company being the surviving entity, which resulted in it being incorporated in Delaware and it being a wholly-owned subsidiary of the New Parent (collectively the “Successor”). References to the “Company” or “ZyVersa” refer to the Successor for the Successor period from December 13, 2022 to December 31, 2022 and to the Predecessor for the Predecessor period from January 1, 2021 to December 12, 2022.

ZyVersa is a clinical stage biopharmaceutical company leveraging proprietary technologies to develop drugs for patients with chronic renal or inflammatory diseases with high unmet medical needs. Our mission is to develop drugs that optimize health outcomes and improve patients’ quality of life.

Risks and Uncertainties

In early 2020, it became evident that there was a global outbreak of SARS-CoV-2, a novel strain of coronavirus that causes Coronavirus disease (COVID-19). At the onset, the Company experienced significant negative impacts on many aspects of its business. These effects included a delay in the launch of the VAR 200 Phase 2a trials as potential patient participants would not be willing to risk going into a facility for the trials. In addition, the private funding markets faltered, which deprived the Company of the necessary liquidity to fund the business. As a result, management implemented significant cost reduction measures to continue until economic conditions improved. The full extent of COVID-19’s future impact on the Company’s operations and financial condition remains uncertain. A prolonged COVID-19 outbreak could have a material adverse impact on the Company’s results of operations, financial condition and liquidity, including the timing and ability of the Company to progress its clinical development initiatives. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On March 10, 2023, Silicon Valley Bank (“SVB”) was closed by the California Department of Financial Protection and Innovation, and the Federal Deposit Insurance Corporation (“FDIC”) was appointed as receiver. Similarly, on March 12, 2023, Signature Bank and Silvergate Capital Corp. were each swept into receivership. A statement by the Department of the Treasury, the Federal Reserve and the FDIC stated that all depositors of SVB would have access to all of their money after only one business day of closure, including funds held in uninsured deposit accounts. The standard deposit insurance amount is up to $250,000 per depositor, per insured bank, for each account ownership category. Although we do not have any funds deposited with the aforementioned banks, we regularly maintain cash balances with other financial institutions in excess of the FDIC insurance limit. A failure of a depository institution to return deposits could impact access to our cash or cash equivalents and could adversely impact our operating liquidity and financial performance.